Segment reporting (Detail Textuals) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue		$ 246,888	[1]	$ 229,038	[2]
Trade receivables	[3]	28,750		20,549
Two Customers | Peru
Disclosure of operating segments [line items]
Revenue		$ (146,941)		$ (155,983)
Percentage of revenue		60.00%		68.00%
Information about major customers		6		2
Trade receivables		$ 17,793
Two Customers | Mexico
Disclosure of operating segments [line items]
Revenue		$ (99,947)		$ (73,055)
Percentage of revenue		40.00%		32.00%
Information about major customers		2		2
Trade receivables		$ 10,957
First Customer | Peru
Disclosure of operating segments [line items]
Percentage of revenue		37.00%		53.00%
First Customer | Mexico
Disclosure of operating segments [line items]
Percentage of revenue		77.00%		82.00%
Second Customer | Peru
Disclosure of operating segments [line items]
Percentage of revenue		33.00%		47.00%
Second Customer | Mexico
Disclosure of operating segments [line items]
Percentage of revenue		23.00%		18.00%
Yauricocha Mine
Disclosure of operating segments [line items]
Provisional pricing adjustments		$ 2,899
Bolivar Mine
Disclosure of operating segments [line items]
Provisional pricing adjustments		889		$ 216
Cusi Mine
Disclosure of operating segments [line items]
Provisional pricing adjustments		$ 1,180

[1]	Includes provisional pricing adjustments of: $2,899 for Yauricocha, ($889) for Bolivar, $1,180 for Cusi
[2]	Includes provisional pricing adjustments of: $216 for Bolivar
[3]	Trade receivables exclude sales and income tax receivables.